Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Loans Repaid from Related Parties
	For The Year Ended
	December 31,
	2013	2012
Mr. Xinglin Yao	$-	$237,774